UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (95.7%)(a)
	Shares	Value

Aerospace and defense (3.2%)

L3 Technologies, Inc.	2,889	$544,374

Northrop Grumman Corp.	2,365	680,458

		1,224,832
Airlines (0.7%)

American Airlines Group, Inc.(S)	5,340	253,597

		253,597
Auto components (1.0%)

Goodyear Tire & Rubber Co. (The)(S)	11,640	387,030

		387,030
Banks (12.2%)

Bank of America Corp.	32,960	835,206

East West Bancorp, Inc.	7,360	439,981

First Republic Bank	12,370	1,292,170

JPMorgan Chase & Co.	6,300	601,713

KeyCorp	27,380	515,292

Old National Bancorp	15,550	284,565

PacWest Bancorp	13,450	679,360

		4,648,287
Building products (1.9%)

Johnson Controls International PLC	15,492	624,173

Owens Corning	1,500	116,025

		740,198
Capital markets (3.3%)

E*Trade Financial Corp.(NON)	16,770	731,340

Invesco, Ltd.	15,050	527,352

		1,258,692
Chemicals (3.3%)

Celanese Corp. Ser. A	2,290	238,778

CF Industries Holdings, Inc.	4,930	173,339

Olin Corp.	10,650	364,763

W.R. Grace & Co.	6,820	492,063

		1,268,943
Communications equipment (1.9%)

Harris Corp.	5,380	708,438

		708,438
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)	5,950	190,579

		190,579
Containers and packaging (3.8%)

Ball Corp.	21,880	903,644

Graphic Packaging Holding Co.	22,840	318,618

Sealed Air Corp.	5,080	217,018

		1,439,280
Electric utilities (1.7%)

Exelon Corp.	17,334	652,972

		652,972
Electrical equipment (2.1%)

AMETEK, Inc.	12,242	808,462

		808,462
Equity real estate investment trusts (REITs) (0.9%)

Host Hotels & Resorts, Inc.(S)	19,660	363,513

		363,513
Food products (2.2%)

J.M. Smucker Co. (The)	4,030	422,868

Pinnacle Foods, Inc.	7,451	425,974

		848,842
Health-care equipment and supplies (5.7%)

Becton Dickinson and Co.(S)	2,847	557,870

Boston Scientific Corp.(NON)	31,200	910,104

Danaher Corp.	8,020	687,956

		2,155,930
Hotels, restaurants, and leisure (4.0%)

Aramark	11,990	486,914

Hilton Worldwide Holdings, Inc.	3,410	236,825

Penn National Gaming, Inc.(NON)(S)	7,790	182,208

Wynn Resorts, Ltd.	4,040	601,637

		1,507,584
Household durables (0.8%)

Newell Brands, Inc.	2,170	92,594

PulteGroup, Inc.	7,490	204,702

		297,296
Independent power and renewable electricity producers (2.4%)

NRG Energy, Inc.	35,843	917,222

		917,222
Insurance (3.1%)

American International Group, Inc.	5,560	341,328

Assured Guaranty, Ltd.	6,730	254,058

Hartford Financial Services Group, Inc. (The)	8,036	445,435

MBIA, Inc.(NON)	16,030	139,461

		1,180,282
IT Services (5.1%)

DXC Technology Co.	15,410	1,323,411

Fidelity National Information Services, Inc.	6,600	616,374

		1,939,785
Leisure products (0.8%)

Brunswick Corp.	5,480	306,716

		306,716
Life sciences tools and services (0.8%)

Agilent Technologies, Inc.	4,514	289,799

		289,799
Machinery (3.2%)

Cummins, Inc.	1,650	277,250

Dover Corp.	1,230	112,410

Snap-On, Inc.(S)	5,640	840,416

		1,230,076
Metals and mining (1.6%)

Alcoa Corp.(NON)	6,670	310,955

Cleveland-Cliffs, Inc.(NON)	23,188	165,794

United States Steel Corp.(S)	4,820	123,681

		600,430
Multi-utilities (2.5%)

Ameren Corp.	10,550	610,212

CMS Energy Corp.	6,950	321,924

		932,136
Oil, gas, and consumable fuels (6.8%)

Anadarko Petroleum Corp.	4,750	232,038

Apache Corp.	4,960	227,168

ConocoPhillips	13,300	665,665

EnCana Corp. (Canada)	34,040	400,991

EOG Resources, Inc.	6,170	596,886

EQT Corp.	1,710	111,560

Marathon Oil Corp.	18,940	256,826

Pioneer Natural Resources Co.	550	81,147

		2,572,281
Personal products (0.9%)

Avon Products, Inc. (United Kingdom)(NON)	53,756	125,251

Edgewell Personal Care Co.(NON)	2,765	201,209

		326,460
Pharmaceuticals (7.9%)

Allergan PLC	4,220	864,889

Endo International PLC(NON)	14,350	122,908

Jazz Pharmaceuticals PLC(NON)	8,290	1,212,413

Mallinckrodt PLC(NON)(S)	21,740	812,424

		3,012,634
Road and rail (3.7%)

Union Pacific Corp.	12,164	1,410,659

		1,410,659
Semiconductors and semiconductor equipment (1.7%)

Lam Research Corp.	3,540	655,042

		655,042
Software (0.5%)

Micro Focus International PLC ADR (United Kingdom)(NON)	5,490	175,131

		175,131
Specialty retail (2.4%)

Gap, Inc. (The)	7,630	225,314

J. Jill, Inc.(NON)	17,310	188,506

Michaels Cos., Inc. (The)(NON)	4,950	106,277

TJX Cos., Inc. (The)	5,238	386,198

		906,295
Technology hardware, storage, and peripherals (2.0%)

Western Digital Corp.	1,600	138,240

Xerox Corp.	19,035	633,675

		771,915
Textiles, apparel, and luxury goods (1.1%)

Hanesbrands, Inc.(S)	16,650	410,250

		410,250

Total common stocks (cost $28,232,586)		$36,391,588

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	640	$469,200

Total convertible preferred stocks (cost $655,248)		$469,200

SHORT-TERM INVESTMENTS (11.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)	3,093,025	$3,093,025

Putnam Short Term Investment Fund 1.17%(AFF)	1,174,758	1,174,758

Total short-term investments (cost $4,267,783)		$4,267,783

TOTAL INVESTMENTS

Total investments (cost $33,155,617)		$41,128,571

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $38,008,411.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$901,779	$19,964,384	$17,773,138	$15,701	$3,093,025
	Putnam Short Term Investment Fund**	1,378,540	8,222,116	8,425,898	8,497	1,174,758

	Total Short-term investments	$2,280,319	$28,186,500	$26,199,036	$24,198	$4,267,783
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $3,093,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,060,714.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,815,171	$—	$—
Consumer staples	1,175,302	—	—
Energy	2,572,281	—	—
Financials	7,087,261	—	—
Health care	5,458,363	—	—
Industrials	5,667,824	—	—
Information technology	4,250,311	—	—
Materials	3,499,232	—	—
Real estate	363,513	—	—
Utilities	2,502,330	—	—
Total common stocks	36,391,588	—	—
Convertible preferred stocks	—	469,200	—
Short-term investments	1,174,758	3,093,025	—

Totals by level	$37,566,346	$3,562,225	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017